Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Minimum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	2.11%
Maximum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	3.45%
U.S. Dollar-denominated interest rate swaps | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Weighted- Average Remaining Term (Years)	2 years 2 months 12 days
Fixed Interest Rate (%)	1.80%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 32,713
Derivative, Notional Amount	650,160
Interest Rate Swap [Member]
Derivative [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ 55,426
U.S. Dollar-denominated interest rate swaps | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Weighted- Average Remaining Term (Years)	4 years 1 month 6 days
Fixed Interest Rate (%)	1.50%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 7,549
Derivative, Notional Amount	$ 120,798
U.S. Dollar-denominated interest rate swaps | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Weighted- Average Remaining Term (Years)	2 years 1 month 6 days
Fixed Interest Rate (%)	3.00%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 15,164
Derivative, Notional Amount	$ 107,725